Share capital and share premium	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Share capital and share premium	Share capital and share premium
On June 30, 2025, the Company’s share capital was represented by 61,166,252 shares. All shares were issued, fully paid up and of the same class. The table below summarizes the share issuances as a result of the exercise of stock options and vesting of restricted stock units under the Company’s Employee Stock Option Plan, for the period ended
June 30, 2025.

Number of shares outstanding on December 31, 2024	60,760,957
Exercise of stock options	346,001
Vesting of RSUs	59,294
Number of shares outstanding on June 30, 2025	61,166,252